COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Space Segment Services Future Minimum Payments Due Current	$ 5,051
Space Segment Services Future Minimum Payments Due In Two Years	2,583
Space Segment Services Future Minimum Payments Due In Three Years	224
Space Segment Services Future Minimum Payments Due	$ 7,858